Class A Common Stock Subject to Possible Redemption	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption

Note 8 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of the Initial Public Offering, there were 17,250,000 shares of Class A common stock outstanding, which were all subject to possible redemption and classified outside of permanent equity in the balance sheet.

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$172,500,000
Less:
Fair value of Public Warrants at issuance	(7,417,500)

Offering costs allocated to Class A common stock subject to possible redemption	(8,745,721)
Plus:
Accretion on Class A common stock subject to
possible redemption amount	19,613,221

Class A common stock subject to possible redemption	$175,950,000

Note 7. Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2021 and 2020, there were 17,250,000 shares of Class A common stock outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheet.

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$172,500,000
Less:
Fair value of Public Warrants at issuance	(7,417,500)
Offering costs allocated to Class A common stock subject to possible redemption	(8,745,721)
Plus:
Accretion on Class A common stock subject to possible redemption amount	19,613,221
Class A common stock subject to possible redemption	$175,950,000